LONG-TERM INVESTMENT (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016
Disclosure of joint ventures [line items]
Net gain				$ 1,500
I-Bridge Capital [Member]
Disclosure of joint ventures [line items]
Initial seed capital to joint venture					$ 1,000
Cash consideration to joint venture	$ 1,500
Net gain	$ 500